Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Text block1 [abstract]
Earnings per share
15.1 For the
six-month
periods ended June 30

	For the six-month period ended June 30,
	2021	2022
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(51,787)	(50,858)
Weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	44,163,914	45,497,127
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.17)	(1.12)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(1.17)	(1.12)
15.1 For the three-month periods ended June 30

	For the three-month period ended June 30,
	2021	2022
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)	(39,919)	(18,947)
Weighted average number of outstanding shares, used to calculate both basic and diluted net result per share	45,461,310	45,507,921
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis per share ($ / share)
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.88)	(0.42)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.88)	(0.42)